Loans - Components of Net Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Total Minimum Lease Payments	$ 863,755	$ 781,060
Estimated residual value of leased property (unguaranteed)	356,560	293,495
Deferred origination costs, net of fees	15,422	12,261
Unearned financing income	176,121	151,881
Net minimum lease payments	1,059,616	934,935
Capital Leases - Allowance for loan losses	10,768	11,487
Net minimum lease payments, net of allowance for loan losses	$ 1,048,848	$ 923,448